Stock-Based Compensation (Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility, minimum	39.00%	46.00%
Expected Volatility, maximum	43.00%	50.00%
Risk-free interest rate, minimum	0.70%	1.49%
Risk-free interest rate, maximum	1.34%	2.55%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	3 years 6 months	3 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 0 months	6 years 0 months